SUMMARY OF FINANCIAL POSITION OF ENTITIES AND GAIN OR LOSS ON DISPOSAL (Details) - USD ($)	Nov. 16, 2020	Sep. 30, 2020
Garment Manufacturing Segment [Member] | DT [Member]
Current assets		$ 673,025
Noncurrent assets
Current liabilities		(70,481)
Net assets		$ 602,544
Logistic Services Segment [Member] | HPF [Member]
Current assets	$ 740,060
Noncurrent assets	42,658
Current liabilities	(565,362)
Net assets	$ 217,356